CONCENTRATION OF CUSTOMERS (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of major customers [line items]
Revenue		¥ 155,372	$ 23,812	¥ 233,199	¥ 227,711
China Petroleum & Chemical Corporation [member]
Disclosure of major customers [line items]
Revenue	[1]	7,585		19,126	13,329
Castle Peak Power Station [member]
Disclosure of major customers [line items]
Revenue		4,471		1,476	740
BP p.l.c. [member]
Disclosure of major customers [line items]
Revenue		2,832		2,807	3,232
Phillips 66 [member]
Disclosure of major customers [line items]
Revenue		2,643		5,197	4,440
PetroChina Company Limited [member]
Disclosure of major customers [line items]
Revenue	[1]	¥ 2,373		¥ 6,964	¥ 15,841

[1]	These transactions are with other state-owned enterprises.